Pay vs Performance Disclosure - USD ($)			12 Months Ended
		Jan. 04, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance. The summary compensation table totals and compensation actually paid amounts do not reflect the actual amount of cash compensation due to the Equity Components included that may or may not be realized at a future date, earned by or paid to our named executive officers during the applicable years.

Year	Summary Compensation Table Total for PEO 1 – Dale Strang(1) ($)	Summary Compensation Table Total For PEO 2 – Michael Pope(2) ($)	Compensation Actually Paid to PEO 1 – Dale Strang ($)	Compensation Actually Paid to PEO 2 – Michael Pope ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Loss ($000)
2025	582,380	N/A	582,380	N/A	—	—	14.16	(23,810)
2024	941,667	633,338	941,667	633,338	438,790	410,127	15.35	(28,335)
2023	—	1,364,183	—	1,228,465	388,305	254,146	43.15	(39,156)

(1)      Mr. Strang was appointed Interim Chief Executive Officer on January 4, 2024 and subsequently Chief Executive Officer on June 7, 2024. Mr. Strang stepped down from his roles as chief executive officer and director effective February 17, 2026. Amounts shown for Mr. Strang include compensation for his roles as both Interim Chief Executive Officer and Chief Executive Officer.

(2)      Mr. Pope was appointed to the position of Chief Executive Officer and Chairman on March 20, 2020. On January 4, 2024, Mr. Pope stepped down as our Chief Executive Officer and Chairman but continued to serve as a non-executive member of the board of directors. On September 9, 2025, he was re-elected as Chairman of the Board. Amounts exclude director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See “2024 Director Compensation” below for information regarding director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See also “Related Party Transactions” on page 29 for a discussion of related party transactions in which Mr. Pope had or will have a direct or indirect material interest.

(3)      The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Nance, Mr. Marklew, and Mr. Holstebro; the CFO role was excluded for 2025 given the changes in the position and in consideration of averages used it would not be materially different, (ii) for 2024, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Marklew, and Mr. Holstebro, and (iii) for 2023, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley and Mr. Marklew.

	2025			2024		2023
	PEO 1	PEO 2	Non-PEO NEOs	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$582,380	N/A	$366,524	$941,667	$633,338	$438,790	$1,364,183	$388,305
Deduction for Amounts Reported under the Stock Awards Column in the SCT	—	—	—	—	—	—	(180,000)	(30,590)
Deduction for Amounts Reported under the Option Awards Column in the SCT	—	—	—	—	—	—	(420,000)	(75,000)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	—	—	—	—	—	—	600,000	105,590
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	—	—	$38,600	—	—	(18,092)	(112,433)	(126,864)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	—	—	$36,800	—	—	(10,571)	(23,285)	(7,295)
Compensation Actually Paid	$582,380	$0	$441,924	$941,667	$633,338	$410,127	$1,228,465	$254,146

Named Executive Officers, Footnote

(1)      Mr. Strang was appointed Interim Chief Executive Officer on January 4, 2024 and subsequently Chief Executive Officer on June 7, 2024. Mr. Strang stepped down from his roles as chief executive officer and director effective February 17, 2026. Amounts shown for Mr. Strang include compensation for his roles as both Interim Chief Executive Officer and Chief Executive Officer.

(2)      Mr. Pope was appointed to the position of Chief Executive Officer and Chairman on March 20, 2020. On January 4, 2024, Mr. Pope stepped down as our Chief Executive Officer and Chairman but continued to serve as a non-executive member of the board of directors. On September 9, 2025, he was re-elected as Chairman of the Board. Amounts exclude director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See “2024 Director Compensation” below for information regarding director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See also “Related Party Transactions” on page 29 for a discussion of related party transactions in which Mr. Pope had or will have a direct or indirect material interest.

(3)      The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Nance, Mr. Marklew, and Mr. Holstebro; the CFO role was excluded for 2025 given the changes in the position and in consideration of averages used it would not be materially different, (ii) for 2024, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Marklew, and Mr. Holstebro, and (iii) for 2023, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley and Mr. Marklew.

PEO Total Compensation Amount					$ 1,364,183
PEO Actually Paid Compensation Amount					1,228,465
Adjustment To PEO Compensation, Footnote
	2025			2024		2023
	PEO 1	PEO 2	Non-PEO NEOs	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$582,380	N/A	$366,524	$941,667	$633,338	$438,790	$1,364,183	$388,305
Deduction for Amounts Reported under the Stock Awards Column in the SCT	—	—	—	—	—	—	(180,000)	(30,590)
Deduction for Amounts Reported under the Option Awards Column in the SCT	—	—	—	—	—	—	(420,000)	(75,000)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	—	—	—	—	—	—	600,000	105,590
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	—	—	$38,600	—	—	(18,092)	(112,433)	(126,864)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	—	—	$36,800	—	—	(10,571)	(23,285)	(7,295)
Compensation Actually Paid	$582,380	$0	$441,924	$941,667	$633,338	$410,127	$1,228,465	$254,146

Non-PEO NEO Average Total Compensation Amount	[1]			$ 438,790	388,305
Non-PEO NEO Average Compensation Actually Paid Amount				410,127	254,146
Adjustment to Non-PEO NEO Compensation Footnote
	2025			2024		2023
	PEO 1	PEO 2	Non-PEO NEOs	PEO 1	PEO 2	Non-PEO NEOs	PEO	Non-PEO NEOs
Summary Compensation Table Total	$582,380	N/A	$366,524	$941,667	$633,338	$438,790	$1,364,183	$388,305
Deduction for Amounts Reported under the Stock Awards Column in the SCT	—	—	—	—	—	—	(180,000)	(30,590)
Deduction for Amounts Reported under the Option Awards Column in the SCT	—	—	—	—	—	—	(420,000)	(75,000)
Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year	—	—	—	—	—	—	600,000	105,590
Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE.	—	—	$38,600	—	—	(18,092)	(112,433)	(126,864)
Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year.	—	—	$36,800	—	—	(10,571)	(23,285)	(7,295)
Compensation Actually Paid	$582,380	$0	$441,924	$941,667	$633,338	$410,127	$1,228,465	$254,146

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CEO and non-CEO Compensation Actually Paid and Company Total Shareholder Return

We do not use cumulative TSR as a performance measure in our executive compensation program, and the amount of total compensation actually paid to our PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEOs) is generally not aligned with the Company’s cumulative TSR over the three years presented in the table above.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

Our Company has not historically looked to net income (loss) as a performance measure for our executive compensation program, and, accordingly, the “Compensation Actually Paid” to our PEOs and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding our PEOs) is generally not aligned with net income (loss) for 2023, 2024 and 2025. Our net loss was $23.8 million in 2025, $28.3 million in 2024 and $39.2 million in 2023.

Our net loss in 2025 included $1.4million in loss on warrant issuance, $2.9million in IEEPA tariffs and $1.1 million in inventory write downs related to Inventory NRV write-downs, our net loss in 2024 included non-cash accelerated amortization expense of $12.3 million and our net loss in 2023 included non-cash impairment charges of $25.2 million.

Total Shareholder Return Amount			$ 14.16	15.35	43.15
Net Income (Loss)			$ (23,810,000)	(28,335,000)	(39,156,000)
PEO Name		Mr. Pope	Mr. Strang
Dale Strang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]		$ 582,380	941,667
PEO Actually Paid Compensation Amount			582,380	941,667
Michael Pope [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[3]			633,338	1,364,183
PEO Actually Paid Compensation Amount				633,338	1,228,465
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount			366,524
Non-PEO NEO Average Compensation Actually Paid Amount			441,924
PEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(180,000)
PEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(420,000)
PEO | Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					600,000
PEO | Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(112,433)
PEO | Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(23,285)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(30,590)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(75,000)
Non-PEO NEO [Member] | Addition of the fair value as of YE of awards granted during the covered year that are outstanding and unvested as of the end of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					105,590
Non-PEO NEO [Member] | Increase/deduction for change in Fair Value from prior year-end to current YE of awards granted prior to the covered year that were outstanding and unvested as of YE. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			38,600	(18,092)	(126,864)
Non-PEO NEO [Member] | Increase/deduction for change in Fair Value from prior year-end to vesting date of awards granted prior to the covered year that vested during the covered year. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 36,800	$ (10,571)	$ (7,295)

[1]	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Nance, Mr. Marklew, and Mr. Holstebro; the CFO role was excluded for 2025 given the changes in the position and in consideration of averages used it would not be materially different, (ii) for 2024, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Marklew, and Mr. Holstebro, and (iii) for 2023, Mr. Starkey, Mr. Nance, Mr. Wiggins, Mr. Foley and Mr. Marklew.
[2]	Mr. Strang was appointed Interim Chief Executive Officer on January 4, 2024 and subsequently Chief Executive Officer on June 7, 2024. Mr. Strang stepped down from his roles as chief executive officer and director effective February 17, 2026. Amounts shown for Mr. Strang include compensation for his roles as both Interim Chief Executive Officer and Chief Executive Officer.
[3]	Mr. Pope was appointed to the position of Chief Executive Officer and Chairman on March 20, 2020. On January 4, 2024, Mr. Pope stepped down as our Chief Executive Officer and Chairman but continued to serve as a non-executive member of the board of directors. On September 9, 2025, he was re-elected as Chairman of the Board. Amounts exclude director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See “2024 Director Compensation” below for information regarding director compensation that Mr. Pope received in his capacity as a director after he stepped down as an employee of the Company on January 4, 2024. See also “Related Party Transactions” on page 29 for a discussion of related party transactions in which Mr. Pope had or will have a direct or indirect material interest.